Note 6 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Jun. 30, 2025
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.84%
Unemployment	8.39%
HPI	5.47%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.94%
Unemployment	7.24%
HPI	5.91%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	6.03%
Unemployment	6.74%
HPI	7.36%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	6.94%
Unemployment	6.36%
HPI	7.68%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	6.96%
Unemployment	6.08%
HPI	7.25%
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	6.40%
Unemployment	5.85%
HPI	6.16%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.00%
Unemployment	3.00%
HPI	4.19%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.49%
Unemployment	3.32%
HPI	4.22%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.72%
Unemployment	3.07%
HPI	4.81%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.64%
Unemployment	2.95%
HPI	5.13%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.57%
Unemployment	2.89%
HPI	5.17%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%
Unemployment	2.82%
HPI	5.32%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.99%
Unemployment	9.01%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	8.18%
Unemployment	8.88%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	7.36%
Unemployment	8.59%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	6.30%
Unemployment	8.70%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	5.55%
Unemployment	8.87%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	5.52%
Unemployment	9.02%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.36%
Unemployment	6.18%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.94%
Unemployment	6.17%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.04%
Unemployment	6.03%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.87%
Unemployment	5.92%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	5.83%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.42%
Unemployment	5.75%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	6.10%
Unemployment	5.93%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	7.25%
Unemployment	5.43%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	7.87%
Unemployment	4.85%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	7.55%
Unemployment	4.28%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	7.52%
Unemployment	3.86%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	7.40%
Unemployment	3.57%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%
Unemployment	8.97%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.42%
Unemployment	8.81%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.31%
Unemployment	8.51%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.33%
Unemployment	8.40%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	4.32%
Unemployment	8.46%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	4.40%
Unemployment	8.48%